Intangible assets, royalties, and goodwill - Estimated future amortization of amortizable intangible assets (Q1) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining weighted average useful life	10 years 2 months 12 days
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2021		$ 1,145
2022	$ 1,526	1,527
2023	1,526	1,527
2024	1,526	1,527
2025	1,526	1,527
Thereafter		5,479
Net Carrying Amount	$ 13,115	$ 12,732	$ 14,641